Transamerica Asset Management, Inc.
1801 California St, Suite 5200
Denver, CO 80202

September 24, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are hereby filing a combined information statement and registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to an Agreement and Plan of Reorganization whereby all of the assets of Transamerica Global Equity, a separate series of the Registrant, will be transferred in a tax-free reorganization to Transamerica International Equity, also a separate series of the Registrant, in exchange for shares of Transamerica Global Equity.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on or about October 24, 2021 pursuant to Rule 488.

Please direct any comments or questions concerning this filing to the undersigned at (720) 482-8836.

Very truly yours,

/s/ Erin D. Nelson
Erin D. Nelson
Assistant General Counsel and Assistant Secretary
Transamerica Asset Management, Inc.